ACQUISITION OF ACS - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Goodwill	$ 36,222		$ 36,222
Payments For Business Combination Contingent Liability	0	$ 410
Net Income (Loss) Attributable to Parent, Total	$ 11,903	$ 7,843	$ 3,977